Loans to Ekidos Minerals LLP (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 03, 2022	Oct. 31, 2023	Mar. 19, 2021
Disclosure of loans and advances to customers Details [Abstract]
Loan receivable			$ 985,000
Loaned an additional	$ 2,136,500	$ 2,193,500